GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.99%
23,033	AdvanSix Inc	$ 1,176,756
103,325	Allegheny Technologies Inc(a)	2,773,243
22,636	American Vanguard Corp	459,964
86,424	Arconic Corp(a)	2,214,183
26,274	Balchem Corp	3,591,656
39,408	Carpenter Technology Corp	1,654,348
40,444	Century Aluminum Co(a)	1,064,082
12,987	Clearwater Paper Corp(a)	364,026
27,370	Compass Minerals International Inc(b)	1,718,562
67,318	Ferro Corp(a)	1,463,493
44,380	GCP Applied Technologies Inc(a)	1,394,420
36,164	Glatfelter Corp	447,710
15,156	Hawkins Inc	695,660
42,862	HB Fuller Co	2,831,892
19,998	Innospec Inc	1,850,815
12,819	Kaiser Aluminum Corp	1,207,037
16,827	Koppers Holdings Inc	463,079
131,093	Livent Corp(a)	3,417,594
33,723	Mercer International Inc	470,436
13,272	Neenah Inc	526,368
10,896	Quaker Chemical Corp(b)	1,882,938
48,942	Rayonier Advanced Materials Inc(a)	321,549
15,196	Rogers Corp(a)	4,128,753
26,060	Schweitzer-Mauduit International Inc	716,650
17,306	Stepan Co	1,710,006
28,916	Sylvamo Corp(a)	962,324
31,571	Trinseo PLC	1,512,882
10,368	Unifi Inc(a)	187,661
		41,208,087
Communications — 3.94%
38,791	ADTRAN Inc	715,694
23,313	AMC Networks Inc Class A(a)	947,207
9,002	ATN International Inc	359,000
27,071	CalAmp Corp(a)	197,889
53,403	Cars.com Inc(a)	770,605
34,472	Cogent Communications Holdings Inc	2,287,217
55,126	Consolidated Communications Holdings Inc(a)	325,243
22,028	ePlus Inc(a)	1,234,890
45,625	EW Scripps Co Class A(a)	948,544
105,873	Extreme Networks Inc(a)	1,292,709
114,600	Gannett Co Inc(a)	516,846
83,142	Harmonic Inc(a)	772,389
19,654	HealthStream Inc(a)	391,508
24,952	InterDigital Inc	1,591,938
21,385	Liquidity Services Inc(a)	366,111
24,537	NETGEAR Inc(a)	605,573
26,724	Perficient Inc(a)	2,942,045
34,007	Plantronics Inc(a)	1,339,876
40,325	QuinStreet Inc(a)	467,770
24,170	Scholastic Corp	973,568
Shares		Fair Value
Communications — (continued)
40,906	Shenandoah Telecommunications Co	$ 964,563
19,010	Shutterstock Inc	1,769,451
21,639	TechTarget Inc(a)	1,758,818
79,467	Telephone & Data Systems Inc	1,500,337
13,374	Thryv Holdings Inc(a)	376,077
186,620	Viavi Solutions Inc(a)	3,000,849
204,844	Vonage Holdings Corp(a)	4,156,285
		32,573,002
Consumer, Cyclical — 13.78%
46,265	Abercrombie & Fitch Co Class A(a)	1,480,017
71,115	Academy Sports & Outdoors Inc(b)	2,801,931
12,341	Allegiant Travel Co(a)	2,004,055
91,966	American Axle & Manufacturing Holdings Inc(a)	713,656
4,690	America's Car-Mart Inc(a)	377,826
18,772	Asbury Automotive Group Inc(a)	3,007,274
30,365	Barnes & Noble Education Inc(a)(b)	108,707
78,727	Bed Bath & Beyond Inc(a)(b)	1,773,719
25,226	Big Lots Inc	872,820
18,151	BJ's Restaurants Inc(a)	513,673
66,187	Bloomin' Brands Inc	1,452,143
24,073	Boot Barn Holdings Inc(a)	2,281,880
36,729	Brinker International Inc(a)	1,401,579
23,834	Buckle Inc	787,475
29,965	Caleres Inc	579,223
14,753	Cato Corp Class A	216,279
6,953	Cavco Industries Inc(a)	1,674,630
24,208	Century Communities Inc	1,296,823
39,484	Cheesecake Factory Inc(a)	1,571,068
101,717	Chico's FAS Inc(a)	488,242
11,126	Children's Place Inc(a)(b)	548,512
15,585	Chuy's Holdings Inc(a)	420,795
86,511	Cinemark Holdings Inc(a)	1,494,910
15,533	Conn's Inc(a)	239,364
31,664	Dave & Buster's Entertainment Inc(a)	1,554,702
49,470	Designer Brands Inc Class A(a)	668,340
13,749	Dine Brands Global Inc	1,071,735
23,124	Dorman Products Inc(a)	2,197,474
14,927	El Pollo Loco Holdings Inc(a)	173,452
18,588	Ethan Allen Interiors Inc	484,589
13,829	Fiesta Restaurant Group Inc(a)	103,372
36,510	Fossil Group Inc(a)	351,956
35,759	G-III Apparel Group Ltd(a)	967,281
11,379	Genesco Inc(a)	723,818
27,033	Gentherm Inc(a)	1,974,490
35,175	GMS Inc(a)	1,750,660
16,476	Golden Entertainment Inc(a)	956,761
13,990	Group 1 Automotive Inc	2,347,942
31,179	Guess? Inc(b)	681,261
12,233	Haverty Furniture Cos Inc(b)	335,429

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
40,552	Hawaiian Holdings Inc(a)	$ 798,874
61,032	Healthcare Services Group Inc(b)	1,133,364
10,348	Hibbett Inc	458,830
34,971	HNI Corp	1,295,676
19,142	Installed Building Products Inc	1,617,308
48,073	Interface Inc	652,351
22,012	iRobot Corp(a)(b)	1,395,561
17,232	Jack in the Box Inc	1,609,641
98,501	KAR Auction Services Inc(a)	1,777,943
38,712	Kontoor Brands Inc	1,600,741
35,067	La-Z-Boy Inc	924,717
20,563	LCI Industries	2,134,645
17,411	LGI Homes Inc(a)	1,700,706
23,347	LL Flooring Holdings Inc(a)	327,325
23,854	M/I Homes Inc(a)	1,057,925
17,223	Marcus Corp(a)(b)	304,847
17,365	MarineMax Inc(a)	699,115
46,025	MDC Holdings Inc	1,741,586
30,272	Meritage Homes Corp(a)	2,398,451
57,806	Meritor Inc(a)	2,056,159
30,440	Methode Electronics Inc	1,316,530
10,545	Monarch Casino & Resort Inc(a)	919,840
15,954	Motorcar Parts of America Inc(a)	284,460
13,072	Movado Group Inc	510,462
36,809	ODP Corp(a)	1,686,956
14,359	OptimizeRx Corp(a)	541,478
12,695	Oxford Industries Inc	1,148,898
18,160	Patrick Industries Inc	1,095,048
8,583	PC Connection Inc	449,663
16,426	PetMed Express Inc(b)	423,791
19,545	PriceSmart Inc	1,541,514
13,095	Red Robin Gourmet Burgers Inc(a)(b)	220,782
117,147	Resideo Technologies Inc(a)	2,791,613
24,928	Ruth's Hospitality Group Inc	570,353
90,448	Sally Beauty Holdings Inc(a)	1,413,702
21,102	ScanSource Inc(a)	734,139
31,767	Shake Shack Inc Class A(a)	2,156,979
14,298	Shoe Carnival Inc(b)	416,930
42,695	Signet Jewelers Ltd	3,103,927
40,710	SkyWest Inc(a)	1,174,484
18,578	Sleep Number Corp(a)	942,090
16,853	Sonic Automotive Inc Class A	716,421
102,980	Sonos Inc(a)(b)	2,906,096
15,438	Standard Motor Products Inc	665,995
62,075	Steven Madden Ltd	2,398,578
40,473	Titan International Inc(a)	596,167
40,446	Tupperware Brands Corp(a)	786,675
12,358	UniFirst Corp	2,277,332
10,124	Universal Electronics Inc(a)	316,274
20,641	Vera Bradley Inc(a)	158,316
11,380	Veritiv Corp(a)	1,520,254
45,196	Vista Outdoor Inc(a)	1,613,045
38,673	Wabash National Corp	573,907
27,286	Winnebago Industries Inc	1,474,263
67,083	Wolverine World Wide Inc	1,513,392
Shares		Fair Value
Consumer, Cyclical — (continued)
51,583	World Fuel Services Corp	$ 1,394,804
13,343	XPEL INC(a)	701,975
15,455	Zumiez Inc(a)	590,536
		113,783,297
Consumer, Non-Cyclical — 18.11%
24,797	Aaron's Co Inc	497,924
54,619	ABM Industries Inc	2,514,659
12,871	Addus HomeCare Corp(a)	1,200,736
40,546	Adtalem Global Education Inc(a)	1,204,622
37,367	Alarm.com Holdings Inc(a)	2,483,411
15,190	American Public Education Inc(a)	322,636
38,357	AMN Healthcare Services Inc(a)	4,001,786
30,354	Amphastar Pharmaceuticals Inc(a)	1,089,709
24,558	Andersons Inc	1,234,285
30,748	AngioDynamics Inc(a)	662,312
10,324	ANI Pharmaceuticals Inc(a)	290,208
11,832	Anika Therapeutics Inc(a)	297,102
70,488	Arlo Technologies Inc(a)	624,524
38,939	Avanos Medical Inc(a)	1,304,457
49,701	Avid Bioservices Inc(a)	1,012,409
52,796	B&G Foods Inc(b)	1,424,436
25,168	BioLife Solutions Inc(a)	572,069
14,245	Calavo Growers Inc	519,230
30,551	Cal-Maine Foods Inc(b)	1,687,026
34,363	Cara Therapeutics Inc(a)	417,510
33,781	Cardiovascular Systems Inc(a)	763,451
31,062	Celsius Holdings Inc(a)	1,714,001
7,665	Central Garden & Pet Co(a)	336,953
31,849	Central Garden & Pet Co Class A(a)	1,298,802
26,333	Chefs' Warehouse Inc(a)	858,456
3,775	Coca-Cola Consolidated Inc	1,875,609
50,691	Coherus Biosciences Inc(a)	654,421
27,658	Collegium Pharmaceutical Inc(a)	563,117
99,143	Community Health Systems Inc(a)	1,176,827
23,730	CONMED Corp	3,525,091
76,652	Corcept Therapeutics Inc(a)	1,726,203
97,200	CoreCivic Inc(a)	1,085,724
7,660	CorVel Corp(a)	1,290,250
84,093	Covetrus Inc(a)	1,411,921
28,563	Cross Country Healthcare Inc(a)	618,960
32,038	CryoLife Inc(a)	684,972
13,038	Cutera Inc(a)	899,622
68,059	Cytokinetics Inc(a)	2,505,252
33,987	Deluxe Corp	1,027,767
9,647	Eagle Pharmaceuticals Inc(a)	477,430
44,156	Edgewell Personal Care Co	1,619,201
38,686	elf Beauty Inc(a)	999,259
38,895	Emergent BioSolutions Inc(a)	1,597,029
14,809	Enanta Pharmaceuticals Inc(a)	1,054,105

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
192,801	Endo International PLC(a)	$ 445,370
42,460	Ensign Group Inc	3,821,825
48,543	EVERTEC Inc	1,986,865
8,894	Forrester Research Inc(a)	501,799
26,733	Fresh Del Monte Produce Inc	692,652
15,669	Fulgent Genetics Inc(a)	977,902
38,058	Glaukos Corp(a)	2,200,514
44,188	Green Dot Corp Class A(a)	1,214,286
29,213	Hanger Inc(a)	535,474
18,780	Harmony Biosciences Holdings Inc(a)	913,647
15,470	Heidrick & Struggles International Inc	612,303
8,754	Heska Corp(a)	1,210,503
113,094	Hostess Brands Inc(a)	2,481,282
50,286	Innoviva Inc(a)	973,034
16,353	Inogen Inc(a)	530,164
26,813	Integer Holdings Corp(a)	2,160,323
14,361	Inter Parfums Inc	1,264,486
16,227	iTeos Therapeutics Inc(a)	522,185
12,093	J & J Snack Foods Corp	1,875,624
7,049	John B Sanfilippo & Son Inc	588,169
11,690	Joint Corp(a)	413,709
29,176	Kelly Services Inc Class A	632,827
44,175	Korn Ferry	2,868,724
54,921	Lantheus Holdings Inc(a)	3,037,680
15,424	LeMaitre Vascular Inc	716,753
13,585	Ligand Pharmaceuticals Inc(a)	1,528,177
9,458	Medifast Inc	1,615,237
69,725	MEDNAX Inc(a)	1,637,143
35,198	Meridian Bioscience Inc(a)	913,740
41,226	Merit Medical Systems Inc(a)	2,742,354
9,997	MGP Ingredients Inc	855,643
10,078	ModivCare Inc(a)	1,162,900
27,350	Monro Inc	1,212,699
64,954	Myriad Genetics Inc(a)	1,636,841
18,531	National Beverage Corp	806,099
27,301	Natus Medical Inc(a)	717,470
149,135	Nektar Therapeutics(a)(b)	803,838
100,090	NeoGenomics Inc(a)	1,216,094
35,653	Omnicell Inc(a)	4,616,707
58,381	OraSure Technologies Inc(a)	395,823
50,511	Organogenesis Holdings Inc(a)(b)	384,894
16,096	Orthofix Medical Inc(a)	526,339
61,221	Owens & Minor Inc	2,694,948
36,140	Pacira BioSciences Inc(a)	2,758,205
21,830	Pennant Group Inc(a)	406,693
56,801	Perdoceo Education Corp(a)	652,075
15,593	Phibro Animal Health Corp Class A	311,080
40,728	Prestige Consumer Healthcare Inc(a)	2,156,140
26,415	Quanex Building Products Corp	554,451
38,070	RadNet Inc(a)	851,626
30,124	REGENXBIO Inc(a)	999,816
49,359	Rent-A-Center Inc	1,243,353
24,633	Resources Connection Inc	422,210
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
86,139	Select Medical Holdings Corp	$ 2,066,475
4,675	Seneca Foods Corp Class A(a)	240,950
68,637	Simply Good Foods Co(a)	2,604,774
29,422	SpartanNash Co	970,632
18,112	Strategic Education Inc	1,202,275
43,263	Supernus Pharmaceuticals Inc(a)	1,398,260
11,767	Surmodics Inc(a)	533,398
16,027	Tactile Systems Technology Inc(a)	323,104
35,501	Tivity Health Inc(a)	1,142,067
14,039	Tootsie Roll Industries Inc	490,800
45,457	TreeHouse Foods Inc(a)	1,466,443
28,284	TrueBlue Inc(a)	817,125
29,444	uniQure NV(a)	532,053
47,127	United Natural Foods Inc(a)	1,948,701
20,174	Universal Corp	1,171,504
10,433	US Physical Therapy Inc	1,037,562
9,444	USANA Health Sciences Inc(a)	750,326
45,019	Vanda Pharmaceuticals Inc(a)	509,165
31,555	Varex Imaging Corp(a)	671,806
105,748	Vector Group Ltd	1,273,206
38,093	Vericel Corp(a)	1,455,914
16,489	Viad Corp(a)	587,668
11,134	WD-40 Co(b)	2,040,083
43,318	WW International Inc(a)	443,143
47,691	Xencor Inc(a)	1,272,396
16,973	Zimvie Inc(a)	387,663
17,430	Zynex Inc(b)	108,589
		149,572,251
Energy — 6.10%
110,589	Archrock Inc	1,020,737
18,799	Bristow Group Inc(a)	697,067
38,336	Callon Petroleum Co(a)	2,264,891
58,478	Civitas Resources Inc	3,491,721
26,147	CONSOL Energy Inc(a)	983,912
37,993	Core Laboratories NV	1,201,719
16,024	DMC Global Inc(a)	488,732
28,467	Dril-Quip Inc(a)	1,063,243
19,900	FutureFuel Corp	193,627
43,586	Green Plains Inc(a)	1,351,602
113,336	Helix Energy Solutions Group Inc(a)	541,746
85,602	Helmerich & Payne Inc	3,662,054
11,587	Laredo Petroleum Inc(a)	916,995
89,488	Matador Resources Co	4,741,074
6,225	Nabors Industries Ltd(a)	950,682
90,808	NOW Inc(a)	1,001,612
81,781	Oceaneering International Inc(a)	1,239,800
49,173	Oil States International Inc(a)	341,752
35,657	Par Pacific Holdings Inc(a)	464,254
174,561	Patterson-UTI Energy Inc	2,702,204
77,073	PBF Energy Inc Class A(a)	1,878,269
67,924	ProPetro Holding Corp(a)	946,181
16,953	Ranger Oil Corp Class A(a)	585,387

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
40,787	Renewable Energy Group Inc(a)	$ 2,473,732
4,079	REX American Resources Corp(a)	406,268
57,204	RPC Inc(a)	610,367
98,557	SM Energy Co	3,838,795
904,104	Southwestern Energy Co(a)	6,482,426
69,229	SunCoke Energy Inc	616,830
32,894	Talos Energy Inc(a)	519,396
60,873	US Silica Holdings Inc(a)	1,135,890
41,810	Warrior Met Coal Inc	1,551,569
		50,364,534
Financial — 26.44%
71,982	Acadia Realty Trust REIT	1,559,850
57,838	Agree Realty Corp REIT	3,838,130
59,096	Alexander & Baldwin Inc REIT	1,370,436
15,260	Allegiance Bancshares Inc	681,817
36,964	Ambac Financial Group Inc(a)	384,426
42,790	American Assets Trust Inc REIT	1,621,313
66,864	American Equity Investment Life Holding Co	2,668,542
53,674	Ameris Bancorp	2,355,215
15,359	AMERISAFE Inc	762,882
107,719	Apollo Commercial Real Estate Finance Inc REIT	1,500,526
54,624	Armada Hoffler Properties Inc REIT	797,510
72,476	ARMOUR Residential Inc REIT(b)	608,798
56,638	Assured Guaranty Ltd	3,605,575
43,520	Axos Financial Inc(a)	2,018,893
12,792	B Riley Financial Inc	894,928
43,715	Banc of California Inc	846,322
15,129	BancFirst Corp(b)	1,258,884
46,052	Bancorp Inc(a)	1,304,653
69,491	BankUnited Inc	3,054,824
27,952	Banner Corp	1,636,031
39,072	Berkshire Hills Bancorp Inc	1,131,916
38,906	Blucora Inc(a)	760,612
138,844	Brandywine Realty Trust REIT	1,963,254
27,972	Brightsphere Investment Group Inc	678,321
61,780	Brookline Bancorp Inc	977,360
105,749	Capitol Federal Financial Inc	1,150,549
78,898	CareTrust Inc REIT	1,522,731
12,172	Centerspace REIT	1,194,317
21,987	Central Pacific Financial Corp	613,437
39,297	Chatham Lodging Trust REIT(a)	541,906
12,393	City Holding Co	975,329
63,106	Columbia Banking System Inc	2,036,431
43,714	Community Bank System Inc	3,066,537
18,622	Community Healthcare Trust Inc REIT	786,035
24,829	Customers Bancorp Inc(a)	1,294,584
109,921	CVB Financial Corp	2,551,266
Shares		Fair Value
Financial — (continued)
171,136	DiamondRock Hospitality Co REIT(a)	$ 1,728,474
27,094	Dime Community Bancshares Inc	936,640
189,313	Diversified Healthcare Trust REIT	605,802
52,874	Douglas Elliman Inc	385,980
26,030	Eagle Bancorp Inc	1,483,970
70,071	Easterly Government Properties Inc REIT	1,481,301
18,831	eHealth Inc(a)	233,693
43,343	Ellington Financial Inc REIT(b)	769,338
22,570	Employers Holdings Inc	925,821
20,384	Encore Capital Group Inc(a)	1,278,688
27,270	Enova International Inc(a)	1,035,442
98,640	Essential Properties Realty Trust Inc REIT	2,495,592
44,322	EZCORP Inc Class A(a)	267,705
29,165	FB Financial Corp	1,295,509
163,942	First BanCorp	2,150,919
27,913	First Bancorp North Carolina	1,165,926
75,570	First Commonwealth Financial Corp	1,145,641
76,388	First Financial Bancorp	1,760,743
103,449	First Hawaiian Inc	2,885,193
42,719	Flagstar Bancorp Inc	1,811,286
62,888	Four Corners Property Trust Inc REIT	1,700,492
35,005	Franklin BSP Realty Trust Inc REIT	489,370
80,460	Franklin Street Properties Corp REIT	474,714
412,542	Genworth Financial Inc Class A(a)	1,559,409
96,404	GEO Group Inc REIT(a)(b)	637,230
32,698	Getty Realty Corp REIT	935,817
83,720	Global Net Lease Inc REIT	1,316,916
45,012	Granite Point Mortgage Trust Inc REIT	500,533
10,535	Greenhill & Co Inc	162,976
25,327	Hanmi Financial Corp	623,297
6,367	HCI Group Inc	434,102
28,259	Heritage Financial Corp	708,171
25,537	Hersha Hospitality Trust REIT(a)	231,876
48,776	Hilltop Holdings Inc	1,434,014
16,063	HomeStreet Inc	761,065
98,014	Hope Bancorp Inc	1,576,065
33,723	Horace Mann Educators Corp	1,410,633
179,048	Independence Realty Trust Inc REIT(b)	4,734,029
38,387	Independent Bank Corp	3,135,834
29,896	Independent Bank Group Inc	2,127,399
53,527	Industrial Logistics Properties Trust REIT	1,213,457
20,791	Innovative Industrial Properties Inc REIT	4,270,471
251,911	Invesco Mortgage Capital Inc REIT(b)	574,357
183,104	Investors Bancorp Inc	2,733,743

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
55,628	iStar Inc REIT	$ 1,302,251
29,636	James River Group Holdings Ltd	733,195
35,880	KKR Real Estate Finance Trust Inc REIT	739,487
20,649	Lakeland Financial Corp(b)	1,507,377
9,267	LendingTree Inc(a)	1,108,982
32,289	LTC Properties Inc REIT	1,242,158
229,463	LXP Realty Trust REIT	3,602,569
20,446	Marcus & Millichap Inc	1,077,095
24,565	Meta Financial Group Inc	1,349,110
60,951	Mr Cooper Group Inc(a)	2,783,632
24,198	National Bank Holdings Corp Class A	974,695
35,698	NBT Bancorp Inc	1,289,769
312,784	New York Mortgage Trust Inc REIT	1,141,662
18,476	NexPoint Residential Trust Inc REIT	1,668,568
69,736	NMI Holdings Inc Class A(a)	1,437,956
36,395	Northfield Bancorp Inc	522,632
104,120	Northwest Bancshares Inc	1,406,661
39,978	Office Properties Income Trust REIT	1,028,634
40,131	OFG Bancorp	1,069,090
46,419	Orion Office Inc REIT(b)	649,866
76,583	Pacific Premier Bancorp Inc	2,707,209
19,519	Palomar Holdings Inc(a)	1,249,021
11,571	Park National Corp(b)	1,520,198
78,151	PennyMac Mortgage Investment Trust REIT	1,319,970
11,485	Piper Sandler Cos	1,507,406
34,949	PRA Group Inc(a)	1,575,501
10,914	Preferred Bank	808,618
44,312	ProAssurance Corp	1,191,107
62,675	Provident Financial Services Inc	1,466,595
15,477	RE/MAX Holdings Inc Class A	429,177
54,544	Ready Capital Corp REIT	821,433
94,967	Realogy Holdings Corp(a)	1,489,083
92,666	Redwood Trust Inc REIT	975,773
44,877	Renasant Corp	1,501,136
98,890	Retail Opportunity Investments Corp REIT	1,917,477
68,112	RPT Realty REIT	937,902
32,424	S&T Bancorp Inc	959,102
11,426	Safehold Inc REIT	633,572
11,690	Safety Insurance Group Inc	1,062,037
10,532	Saul Centers Inc REIT	555,036
47,467	Seacoast Banking Corp of Florida	1,662,294
100,692	Selectquote Inc(a)	280,931
135,444	Service Properties Trust REIT	1,195,971
39,597	ServisFirst Bancshares Inc(b)	3,773,198
91,482	Simmons First National Corp Class A	2,398,658
70,347	SiriusPoint Ltd(a)	526,196
145,714	SITE Centers Corp REIT	2,434,881
26,194	Southside Bancshares Inc	1,069,501
Shares		Fair Value
Financial — (continued)
26,753	St Joe Co	$ 1,584,848
21,910	Stewart Information Services Corp	1,327,965
14,045	StoneX Group Inc(a)	1,042,560
88,144	Summit Hotel Properties Inc REIT(a)	877,914
85,075	Tanger Factory Outlet Centers Inc REIT	1,462,439
9,533	Tompkins Financial Corp	746,148
19,187	Triumph Bancorp Inc(a)	1,803,962
27,845	Trupanion Inc(a)	2,481,546
15,143	TrustCo Bank Corp	483,516
50,529	Trustmark Corp	1,535,576
280,493	Two Harbors Investment Corp REIT	1,551,126
85,024	United Community Banks Inc	2,958,835
16,916	United Fire Group Inc	525,580
191,536	Uniti Group Inc REIT	2,635,535
10,706	Universal Health Realty Income Trust REIT	624,909
21,811	Universal Insurance Holdings Inc	294,230
89,435	Urban Edge Properties REIT	1,708,209
24,195	Urstadt Biddle Properties Inc REIT Class A	455,108
63,911	Veris Residential Inc REIT(a)	1,111,412
40,109	Veritex Holdings Inc	1,530,961
5,823	Virtus Investment Partners Inc	1,397,462
23,914	Walker & Dunlop Inc	3,094,950
68,771	Washington REIT	1,753,661
21,857	Westamerica BanCorp	1,322,349
36,407	Whitestone REIT	482,393
87,647	WisdomTree Investments Inc	514,488
3,252	World Acceptance Corp(a)(b)	623,864
53,126	WSFS Financial Corp	2,476,734
93,021	Xenia Hotels & Resorts Inc REIT(a)	1,794,375
		218,410,800
Industrial — 15.05%
33,721	AAON Inc	1,879,271
27,308	AAR Corp(a)	1,322,526
30,607	Advanced Energy Industries Inc	2,634,650
60,743	Aerojet Rocketdyne Holdings Inc(a)	2,390,237
18,746	AeroVironment Inc(a)	1,764,748
8,137	Alamo Group Inc	1,170,019
26,279	Albany International Corp Class A	2,215,845
13,416	American Woodmark Corp(a)	656,713
20,565	Apogee Enterprises Inc	976,015
31,203	Applied Industrial Technologies Inc	3,203,300
20,325	ArcBest Corp	1,636,162
39,213	Arcosa Inc	2,244,944
18,136	Astec Industries Inc	779,848
21,925	Atlas Air Worldwide Holdings Inc(a)	1,893,662

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
20,311	AZZ Inc	$ 979,803
23,738	Badger Meter Inc	2,366,916
37,901	Barnes Group Inc	1,523,241
28,597	Benchmark Electronics Inc	716,069
31,912	Boise Cascade Co	2,216,927
39,426	Brady Corp Class A	1,824,241
17,098	CIRCOR International Inc(a)	455,149
29,242	Comfort Systems USA Inc	2,602,830
21,243	Comtech Telecommunications Corp	333,303
25,599	CTS Corp	904,669
22,763	Dorian LPG Ltd	329,836
14,021	DXP Enterprises Inc(a)	379,829
16,470	Encore Wire Corp	1,878,733
49,257	Enerpac Tool Group Corp	1,078,236
16,763	EnPro Industries Inc	1,638,248
21,179	ESCO Technologies Inc	1,480,836
42,282	Exponent Inc	4,568,570
30,016	Fabrinet(a)	3,155,582
14,711	FARO Technologies Inc(a)	763,795
49,640	Federal Signal Corp	1,675,350
21,873	Forward Air Corp	2,138,742
31,645	Franklin Electric Co Inc	2,627,801
26,803	Gibraltar Industries Inc(a)	1,151,189
37,394	Granite Construction Inc	1,226,523
26,604	Greenbrier Cos Inc	1,370,372
39,139	Griffon Corp	783,954
65,783	Harsco Corp(a)	805,184
10,236	Haynes International Inc	436,054
38,992	Heartland Express Inc	548,617
59,078	Hillenbrand Inc	2,609,475
27,579	Hub Group Inc Class A(a)	2,129,375
23,453	Ichor Holdings Ltd(a)	835,396
16,131	Insteel Industries Inc	596,686
36,770	Itron Inc(a)	1,937,044
25,774	John Bean Technologies Corp	3,053,446
22,917	Kaman Corp	996,431
75,127	Knowles Corp(a)	1,617,484
8,814	Lindsay Corp	1,383,886
48,925	Marten Transport Ltd	868,908
16,659	Materion Corp	1,428,343
34,102	Matson Inc	4,113,383
25,130	Matthews International Corp Class A	813,207
4,222	Mesa Laboratories Inc	1,076,103
23,649	Moog Inc Class A	2,076,382
46,544	Mueller Industries Inc	2,521,288
29,069	Myers Industries Inc	627,890
13,735	MYR Group Inc(a)	1,291,639
4,041	National Presto Industries Inc	310,955
9,570	NV5 Global Inc(a)	1,275,681
125,312	O-I Glass Inc(a)	1,651,612
7,237	Olympic Steel Inc	278,335
13,281	OSI Systems Inc(a)	1,130,479
14,514	Park Aerospace Corp	189,408
48,183	PGT Innovations Inc(a)	866,330
22,918	Plexus Corp(a)	1,874,922
7,630	Powell Industries Inc	148,175
Shares		Fair Value
Industrial — (continued)
22,518	Proto Labs Inc(a)	$ 1,191,202
51,716	Sanmina Corp(a)	2,090,361
36,929	SPX Corp(a)	1,824,662
34,053	SPX FLOW Inc	2,936,050
9,768	Standex International Corp	976,019
14,071	Sturm Ruger & Co Inc	979,623
15,226	Tennant Co	1,199,809
33,902	TimkenSteel Corp(a)	741,776
20,621	Tredegar Corp	247,246
52,500	Triumph Group Inc(a)	1,327,200
83,476	TTM Technologies Inc(a)	1,237,114
50,212	UFP Industries Inc	3,874,358
25,181	US Ecology Inc(a)	1,205,666
		124,261,888
Technology — 8.23%
103,863	3D Systems Corp(a)(b)	1,732,435
96,008	8x8 Inc(a)	1,208,741
15,505	Agilysys Inc(a)	618,339
99,459	Allscripts Healthcare Solutions Inc(a)	2,239,817
30,738	Apollo Medical Holdings Inc(a)	1,489,871
27,070	Axcelis Technologies Inc(a)	2,044,597
31,071	Bottomline Technologies Inc(a)	1,761,104
31,859	Cerence Inc(a)	1,150,110
18,202	CEVA Inc(a)	739,911
39,909	Cohu Inc(a)	1,181,306
11,771	Computer Programs and Systems Inc(a)	405,511
13,222	Consensus Cloud Solutions Inc(a)	795,039
26,682	Corsair Gaming Inc(a)	564,591
26,045	CSG Systems International Inc	1,655,681
57,471	Diebold Nixdorf Inc(a)	386,780
28,782	Digi International Inc(a)	619,389
36,526	Diodes Inc(a)	3,177,397
23,464	Donnelley Financial Solutions Inc(a)	780,413
18,870	Ebix Inc	625,540
27,021	ExlService Holdings Inc(a)	3,871,299
63,454	FormFactor Inc(a)	2,666,972
28,305	Insight Enterprises Inc(a)	3,037,693
50,547	Kulicke & Soffa Industries Inc	2,831,643
54,853	LivePerson Inc(a)	1,339,510
15,700	Loyalty Ventures Inc(a)	259,521
22,415	ManTech International Corp Class A	1,931,949
57,315	MaxLinear Inc(a)	3,344,330
59,901	NetScout Systems Inc(a)	1,921,624
44,860	NextGen Healthcare Inc(a)	938,023
27,719	OneSpan Inc(a)	400,262
39,981	Onto Innovation Inc(a)	3,473,949
24,329	PDF Solutions Inc(a)	678,049
49,528	Photronics Inc(a)	840,490
132,050	Pitney Bowes Inc	686,660
35,428	Progress Software Corp	1,668,304
88,733	Rambus Inc(a)	2,829,695
13,183	Simulations Plus Inc(b)	672,069

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
38,495	SMART Global Holdings Inc(a)	$ 994,326
29,179	SPS Commerce Inc(a)	3,828,285
15,059	TTEC Holdings Inc	1,242,669
36,540	Ultra Clean Holdings Inc(a)	1,548,931
55,127	Unisys Corp(a)	1,191,294
40,811	Veeco Instruments Inc(a)	1,109,651
85,128	Xperi Holding Corp	1,474,417
		67,958,187
Utilities — 1.98%
29,969	American States Water Co	2,667,840
57,418	Avista Corp	2,592,423
42,684	California Water Service Group	2,530,307
14,295	Chesapeake Utilities Corp	1,969,279
14,262	Middlesex Water Co	1,499,935
25,111	Northwest Natural Holding Co	1,298,741
91,234	South Jersey Industries Inc	3,152,135
12,733	Unitil Corp	635,122
		16,345,782
TOTAL COMMON STOCK — 98.62% (Cost $637,925,271)		$814,477,828
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,437,000	BlackRock FedFund Institutional Class(c), 0.23%(d)	2,437,000
2,620,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 0.30%(d)	2,620,000
2,557,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.25%(d)	2,557,000
857,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.25%(d)	857,000
857,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.25%(d)	857,000
365,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.23%(d)	365,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.17% (Cost $9,693,000)		$9,693,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.87%
$7,833,987	Undivided interest of 18.45% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $7,833,987 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	$ 7,833,987
7,928,735	Undivided interest of 7.35% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $7,928,735 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	7,928,735
7,928,735	Undivided interest of 7.35% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $7,928,735 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	7,928,735
TOTAL SHORT TERM INVESTMENTS — 2.87% (Cost $23,691,457)		$23,691,457
TOTAL INVESTMENTS — 102.66% (Cost $671,309,728)		$847,862,285
OTHER ASSETS & LIABILITIES, NET — (2.66)%		$(21,970,679)
TOTAL NET ASSETS — 100.00%		$825,891,606

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2022.
REIT	Real Estate Investment Trust
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
Russell 2000 Mini Futures	97	USD	10,022,040	June 2022	$(78,340)
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 80 futures contracts for the reporting period.

March 31, 2022